Franklin Municipal Securities Trust
Statement of Investments (unaudited), August 31, 2020
Franklin California High Yield Municipal Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.4%
Diversified Financial Services 0.4%
a,b
FHLMC, Multi-family , 2019-ML06 , XCA , IO, FRN , 1.106% , 7/25/35 ..............
$ 140,331,570 $ 13,576,911
Total Commercial Mortgage-Backed Securities (Cost $14,541,855) ................
13,576,911
Municipal Bonds 97.5%
California 91.9%
ABAG Finance Authority for Nonprofit Corp. , Covia Communities Obligated Group ,
Revenue , 2011 , Refunding , 6.125% , 7/01/41 ............................. 7,500,000 7,645,425
Alameda Community Facilities District , Special Tax , 2016 , 5% , 9/01/46 ...........
1,400,000 1,543,066
Artesia Redevelopment Agency Successor Agency ,
Tax Allocation, 2007, 5.5%, 6/01/42 .................................... 6,355,000 6,368,791
Tax Allocation, 2007, 5.7%, 6/01/42 .................................... 2,695,000 2,701,414
Tax Allocation, 2009, 7.7%, 6/01/46 .................................... 3,075,000 3,088,007
Baldwin Park Unified School District , GO , 2013 , Pre-Refunded , BAM Insured , Zero
Cpn., 8/01/42 ..................................................... 10,000,000 2,742,900
Bay Area Toll Authority , Revenue , 2013 S-4 , Pre-Refunded , 5.25% , 4/01/53 ........
15,000,000 16,965,450
Beaumont Unified School District , GO , 2011C , Pre-Refunded , AGMC Insured , 6% ,
8/01/41 ......................................................... 1,925,000 2,027,795
California Community College Financing Authority , NCCD-Orange Coast Properties
LLC , Revenue , 2018 , 5.25% , 5/01/53 ................................... 6,250,000 6,412,000
c
California Community Housing Agency ,
Revenue, 144A, 2019 A, 5%, 4/01/49 ................................... 27,050,000 30,375,256
Revenue, 144A, 2019 A, 5%, 8/01/49 ................................... 23,000,000 25,921,920
Revenue, 144A, 2020 A, 5%, 2/01/50 ................................... 41,525,000 47,052,393
Catalyst Housing Group LLC, Revenue, 144A, 2020A, 5%, 8/01/50 ............ 7,500,000 8,543,175
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 1.75%, 6/01/30 ........................... 1,000,000 1,016,200
Revenue, 2020 B-2, Refunding, Zero Cpn., 6/01/55 ........................ 83,010,000 14,860,450
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/37 ........ 1,265,000 1,458,747
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/38 ........ 1,125,000 1,293,716
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/44 ........ 1,610,000 1,816,644
Art Center College of Design, Revenue, 2018A, Refunding, 5%, 12/01/48 ........ 9,000,000 10,120,410
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,623,450
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 10,000,000 16,298,700
Loma Linda University, Revenue, 2017A, Refunding, 5%, 4/01/42 .............. 8,500,000 9,657,190
University of San Francisco, Revenue, 2011, Pre-Refunded, 6.125%, 10/01/36 .... 2,000,000 2,125,580
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. 3,000,000 3,440,790
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016A, Refunding, 4%,
3/01/39 ........................................................ 9,000,000 9,904,050
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/45 .............................................. 4,500,000 5,147,595
Children's Hospital Los Angeles Obligated Group, Revenue, 2017A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 3,578,850
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... 6,500,000 7,224,880
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,891,950
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014A, 5%, 8/15/43 .............................................. 7,160,000 7,981,395
Sutter Health Obligated Group, Revenue, 2016B, Refunding, 5%, 11/15/46 ....... 26,925,000 31,681,032
California Housing Finance , Revenue , 2019-2 , A , 4% , 3/20/33 ..................
55,440 61,259
California Infrastructure & Economic Development Bank ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 B, 5%,
11/01/39 ....................................................... 300,000 370,446
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 B, 5%,
11/01/44 ....................................................... 350,000 427,136

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 B, 5%,
11/01/49 ....................................................... $ 350,000 $ 425,121
c
Goodwill Industries of Sacramento Valley and Northern Nevada, Inc., Revenue,
144A, 2016A, 5%, 1/01/47 ......................................... 10,360,000 8,046,405
c
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 2,370,127
California Municipal Finance Authority ,
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,135,000 1,238,728
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 1,450,000 1,542,046
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 2,129,829
American Heritage Education Foundation, Revenue, 2016A, Refunding, 5%, 6/01/36 3,000,000 3,375,180
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,253,109
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,130,100
Bowles Hall Foundation, Revenue, 2015A, 5%, 6/01/35 ..................... 600,000 639,462
Bowles Hall Foundation, Revenue, 2015A, 5%, 6/01/50 ..................... 3,250,000 3,409,575
c
California Baptist University, Revenue, 144A, 2015A, 5.375%, 11/01/40 ......... 5,000,000 5,281,750
c
California Baptist University, Revenue, 144A, 2015A, 5.5%, 11/01/45 ........... 10,000,000 10,554,500
c
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,625,500
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014A, 5%, 8/15/30 ..... 1,000,000 1,117,100
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014A, 5.25%, 8/15/39 ... 1,200,000 1,325,364
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014A, 5.25%, 8/15/49 ... 3,500,000 3,835,160
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 5,685,150
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/43 ......................... 1,500,000 1,719,000
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/41 ........................ 1,450,000 1,691,106
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 11,037,102
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/52 ........................ 775,000 891,738
Claremont Graduate University, Revenue, 2020 B, Refunding, 5%, 10/01/39 ...... 1,120,000 1,233,624
Claremont Graduate University, Revenue, 2020 B, Refunding, 5%, 10/01/49 ...... 4,250,000 4,592,295
Claremont Graduate University, Revenue, 2020 B, Refunding, 5%, 10/01/54 ...... 1,875,000 2,017,950
Community Hospitals of Central California Obligated Group, Revenue, 2015A,
Refunding, 5%, 2/01/40 ............................................ 5,000,000 5,580,800
Community Hospitals of Central California Obligated Group, Revenue, 2017A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 10,883,500
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,911,955
Congregational Home Obligated Group (The), Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 516,624
c
Creative Center of Los Altos (The), Revenue, 144A, 2016B, 4%, 11/01/36 ........ 1,395,000 1,359,232
c
Creative Center of Los Altos (The), Revenue, 144A, 2016B, 4.5%, 11/01/46 ...... 1,600,000 1,585,328
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,592,079
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 7,664,526
Developmental Services Support Foundation for Kern Inyo and Mono Counties,
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................. 3,895,000 4,698,422
Eisenhower Medical Center, Revenue, 2017A, Refunding, 5%, 7/01/37 .......... 2,625,000 3,036,311
HumanGood California Obligated Group, Revenue, 2019A, Refunding, 5%, 10/01/44 12,885,000 14,911,682
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 11,794,175
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,480,000 2,607,026
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,875,816
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 20,665,000 23,745,738
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 6,487,644
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 15,500,000 17,737,270
Literacy First Charter School Issuer LLC, Revenue, 2019A, 5%, 12/01/39 ........ 1,145,000 1,340,165
Literacy First Charter School Issuer LLC, Revenue, 2019A, 5%, 12/01/49 ........ 2,775,000 3,202,433
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,191,905
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,118,722
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,305,910
c
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 592,254

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/40 ............. $ 1,515,000 $ 1,659,743
c
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/52 ............. 575,000 620,500
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016A, 5%, 7/01/31 ... 1,000,000 1,076,810
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016A, 5%, 7/01/36 ... 2,750,000 2,913,625
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016A, 5%, 7/01/41 ... 1,750,000 1,835,470
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018A, 3.875%, 7/01/28 1,345,000 1,377,267
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018A, 5%, 7/01/38 ... 1,100,000 1,178,617
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018A, 5%, 7/01/49 ... 3,600,000 3,785,400
ROP WMCC LLC, Revenue, 2013A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,168,550
ROP WMCC LLC, Revenue, 2013A, Pre-Refunded, 6%, 11/15/48 ............. 4,000,000 4,716,320
c
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.125%, 7/01/35 ............ 450,000 474,237
c
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.375%, 7/01/45 ............ 1,400,000 1,469,286
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,442,418
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,719,320
Town and Country Manor of the Christian and Missionary Alliance, Revenue, 2019,
Refunding, California Mortgage Insured, 5%, 7/01/49 ..................... 2,650,000 3,240,738
University of La Verne, Revenue, 2017A, Refunding, 5%, 6/01/43 .............. 5,000,000 5,841,650
c
California Pollution Control Financing Authority ,
d
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 2,030,000
d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 7,540,000
d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 6,670,000
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 19,965,000 20,750,024
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 2,650,000 2,574,501
California Public Finance Authority ,
Henry Mayo Newhall Memorial Hospital, Revenue, 2017, Refunding, 5%, 10/15/37 . 1,100,000 1,233,034
Henry Mayo Newhall Memorial Hospital, Revenue, 2017, Refunding, 5%, 10/15/47 . 5,000,000 5,504,900
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/27 .................................................... 1,685,000 1,415,400
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/32 .................................................... 4,030,000 3,385,200
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/37 .................................................... 5,370,000 4,510,800
c
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/47 .................................................... 16,110,000 13,532,400
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group, Revenue, 2016C, 5%,
7/01/46 ........................................................ 10,000,000 11,163,200
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,131,610
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ 1,100,000 1,223,266
c
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, Refunding, 5%,
8/01/41 ........................................................ 2,200,000 2,458,918
c
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 1,051,320
c
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,789,549
c
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 241,378
c
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,352,826
c
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/58 ........... 1,000,000 1,054,920
c
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 4,000,000 4,435,000
c
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 3,800,000 4,195,618
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 8/01/35 .. 2,525,000 2,819,819
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 8/01/45 .. 3,500,000 3,848,040

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California School Finance Authority, (continued)
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . $ 1,000,000 $ 1,172,560
c
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 2,013,620
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 7/01/35 . 1,200,000 1,354,476
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2015A, 5%, 7/01/45 . 1,675,000 1,862,232
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2017A, 5%, 7/01/47 . 1,500,000 1,723,125
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,204,810
c
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 3,300,000 3,910,170
c
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 2,118,573
c
Partnering with Parents LLC, Revenue, 144A, 2017 A, Refunding, 5%, 10/01/37 ... 1,485,000 1,573,862
c
Partnering with Parents LLC, Revenue, 144A, 2017 A, Refunding, 5%, 10/01/44 ... 5,610,000 5,862,057
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 2,000,000 2,160,920
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 2,083,180
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 2,025,382
c
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,370,244
c
Rocketship Education Obligated Group, Revenue, 144A, 2017A, 5%, 6/01/34 ..... 750,000 800,018
c
Rocketship Education Obligated Group, Revenue, 144A, 2017A, 5.125%, 6/01/47 . 845,000 887,571
c
Rocketship Education Obligated Group, Revenue, 144A, 2017A, 5.25%, 6/01/52 .. 980,000 1,033,018
c
Rocketship Education Obligated Group, Revenue, 144A, 2017G, 5%, 6/01/30 .... 315,000 344,547
c
Rocketship Education Obligated Group, Revenue, 144A, 2017G, 5%, 6/01/37 .... 360,000 384,595
c
Rocketship Education Obligated Group, Revenue, 144A, 2017G, 5%, 6/01/47 .... 1,720,000 1,807,221
c
Summit Public Schools Obligated Group, Revenue, 144A, 2017, 5%, 6/01/47 ..... 1,500,000 1,679,325
California State Public Works Board ,
Revenue, 2011A, 5.125%, 10/01/31 .................................... 3,605,000 3,787,233
State of California Department of Corrections & Rehabilitation, Revenue, 2011C,
5.75%, 10/01/31 ................................................. 4,640,000 4,905,779
California State University , Revenue , 2015A , Refunding , 5% , 11/01/47 ............
14,980,000 17,942,295
California Statewide Communities Development Authority ,
Revenue, 2015, Refunding, 5%, 9/02/40 ................................. 2,230,000 2,371,360
Special Assessment, 2016A, 5%, 9/02/36 ................................ 1,035,000 1,160,928
Special Assessment, 2016A, 5%, 9/02/45 ................................ 2,250,000 2,487,622
Special Assessment, 2017A, 4%, 9/02/27 ................................ 1,995,000 2,111,727
Special Assessment, 2017A, 5%, 9/02/37 ................................ 1,975,000 2,196,615
Special Assessment, 2017A, 5%, 9/02/46 ................................ 2,460,000 2,689,100
Special Assessment, 2017B, 5%, 9/02/37 ................................ 3,260,000 3,709,032
Special Assessment, 2017B, 5%, 9/02/47 ................................ 2,540,000 2,848,432
Special Assessment, 2017C, 5%, 9/02/37 ................................ 4,970,000 5,657,947
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,508,856
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,750,000 4,282,875
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 3,000,000 3,493,680
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 5,095,000 5,861,747
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 5,000,000 5,706,500
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 6,000,000 7,001,460
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 7,538,287
Special Assessment, 2019 B, 5%, 9/02/34 ............................... 2,000,000 2,325,620
Special Assessment, 2019 B, 5%, 9/02/39 ............................... 1,060,000 1,209,312
Special Assessment, 2019 C, 5%, 9/02/34 ............................... 1,500,000 1,744,215
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 969,731
Special Assessment, 2019A, 5%, 9/02/39 ................................ 1,700,000 1,987,266
Special Assessment, 2019A, 5%, 9/02/44 ................................ 1,000,000 1,156,690
Special Assessment, 2019A, 5%, 9/02/48 ................................ 1,000,000 1,152,450
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,430,525
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 919,350
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,126,520
Aldersly, Revenue, 2015A, Refunding, 5%, 5/15/32 ........................ 750,000 805,425
Aldersly, Revenue, 2015A, Refunding, 5%, 5/15/40 ........................ 1,010,000 1,071,519
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,235,900

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... $ 3,810,000 $ 4,181,780
California Baptist University, Revenue, 2011A, Pre-Refunded, 7.25%, 11/01/31 .... 1,250,000 1,350,700
California Baptist University, Revenue, 2011A, Pre-Refunded, 7.5%, 11/01/41 ..... 2,750,000 2,979,515
California Baptist University, Revenue, 2014A, 5.125%, 11/01/23 .............. 515,000 533,035
California Baptist University, Revenue, 2014A, 6.125%, 11/01/33 .............. 1,565,000 1,710,013
California Baptist University, Revenue, 2014A, 6.375%, 11/01/43 .............. 4,035,000 4,386,933
c
California Baptist University, Revenue, 144A, 2017A, Refunding, 5%, 11/01/32 .... 1,135,000 1,217,458
c
California Baptist University, Revenue, 144A, 2017A, Refunding, 5%, 11/01/41 .... 1,875,000 1,958,606
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,647,855
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 787,873
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue,
2014B, Refunding, 5%, 7/01/44 ...................................... 4,450,000 4,926,729
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/43 .................................................... 1,000,000 1,202,360
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
4%, 7/01/48 .................................................... 6,000,000 6,673,140
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016A, Refunding, 5%, 9/01/36 ...................................... 1,000,000 1,116,070
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2016A, Refunding, 5%, 9/01/45 ...................................... 1,500,000 1,651,440
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/27 ................................................ 900,000 1,011,312
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/37 ................................................ 1,225,000 1,405,406
Community Facilities District No. 2015-01 Improvement Area No. 1, Special Tax,
2017, 5%, 9/01/47 ................................................ 2,000,000 2,249,480
Community Facilities District No. 2016-02, Special Tax, 2016A, 5%, 9/01/46 ...... 11,080,000 11,935,487
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,403,233
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,364,260
Community Facilities District No. 2018-01, Special Tax, 2018-01, 4%, 9/01/40 ..... 600,000 630,660
Community Facilities District No. 2018-01, Special Tax, 2018-01, 4%, 9/01/50 ..... 1,300,000 1,344,408
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,750,000 2,013,707
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,250,740
Covenant Retirement Communities Obligated Group, Revenue, 2013 C, 5.625%,
12/01/36 ....................................................... 8,000,000 8,730,240
Enloe Medical Center, Revenue, 2015, Refunding, California Mortgage Insured, 5%,
8/15/38 ........................................................ 6,000,000 7,124,160
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,523,870
c
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 12,905,394
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 393,668
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 981,882
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,359,353
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 52,005,000 56,000,544
Los Angeles Jewish Home for the Aging Obligated Group, Revenue, 2014A,
California Mortgage Insured, 5%, 8/01/44 .............................. 2,450,000 2,652,860
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,567,635
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,744,550
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 3,050,000 3,071,198
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 5,775,000 5,686,007
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 1,535,000 1,503,486

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Capistrano Unified School District , Community Facilities District No. 2005-1 , Special
Tax , 2013 , 5.5% , 9/01/43 ............................................ $ 4,955,000 $ 5,356,305
Carson Redevelopment Agency Successor Agency , Tax Allocation , 2010A , 5.25% ,
10/01/36 ........................................................ 1,965,000 1,973,096
Casitas Municipal Water District ,
Special Tax, 2017 B, BAM Insured, 5%, 9/01/42 ........................... 8,000,000 9,653,120
Special Tax, 2017 B, BAM Insured, 5.25%, 9/01/47 ......................... 5,000,000 6,074,500
Centinela Valley Union High School District ,
GO, 2012 B, Refunding, AGMC Insured, Zero Cpn., 8/01/45 .................. 42,000,000 10,654,560
GO, 2014C, Pre-Refunded, 5%, 8/01/35 ................................. 4,195,000 4,957,987
Central School District ,
GO, A, 5%, 8/01/44 ................................................ 7,375,000 8,698,149
GO, C, 5%, 8/01/44 ................................................ 3,615,000 4,263,567
City of Azusa ,
Community Facilities District No. 2005-1, Special Tax, 2019, AGMC Insured, 5%,
9/01/44 ........................................................ 1,500,000 1,816,200
Community Facilities District No. 2005-1, Special Tax, 2019, AGMC Insured, 5%,
9/01/49 ........................................................ 2,100,000 2,528,904
City of Beaumont ,
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/44 ........ 300,000 338,709
Community Facilities District No. 2016-1, Special Tax, 2019, 5%, 9/01/49 ........ 400,000 449,992
e
City of Calimesa ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 865,000 935,359
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 825,000 886,925
City of Chino ,
Community Facilities District No. 2003-3, Special Tax, 2015, 5%, 9/01/45 ........ 1,665,000 1,830,651
Community Facilities District No. 2016-2, Special Tax, 2017, 5%, 9/01/42 ........ 1,535,000 1,705,615
City of Chula Vista ,
Community Facilities District No. 06-1, Special Tax, 2018, 5%, 9/01/43 .......... 1,000,000 1,127,020
Community Facilities District No. 06-1, Special Tax, 2018, 5%, 9/01/48 .......... 1,185,000 1,327,804
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/38 .................................................. 1,200,000 1,306,968
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2018
A, 5%, 9/01/48 .................................................. 1,000,000 1,077,700
City of Dana Point ,
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/38 ........................................................ 1,000,000 1,139,170
Community Facilities District No. 2006-1, Special Tax, 2014, Pre-Refunded, 5%,
9/01/45 ........................................................ 2,500,000 2,847,925
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/44 ...................................................... 2,645,000 2,970,018
City of Dublin , Community Facilities District No. 2015-1 , Special Tax , 2019 , 5% , 9/01/49
2,300,000 2,581,221
City of Fairfield ,
Community Facilities District No. 2016-1, Special Tax, 2019 A, 5%, 9/01/44 ...... 2,000,000 2,264,420
c
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/35 .. 1,000,000 1,162,540
c
Community Facilities District No. 2019-1, Special Tax, 144A, 2020 A, 5%, 9/01/50 .. 3,255,000 3,652,110
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,621,245
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,830,985
City of Fontana ,
Community Facilities District No. 80, Special Tax, 2017, 5%, 9/01/46 ........... 1,000,000 1,135,590
Community Facilities District No. 81, Special Tax, 2018, 4%, 9/01/43 ........... 1,000,000 1,064,760
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,158,323
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,610,451

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ $ 1,000,000 $ 1,101,460
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,639,395
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ 2,750,000 2,996,758
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 2,500,000 2,847,900
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/48 ........ 3,250,000 3,682,510
Community Facilities District No. 2013-3, Special Tax, 2018, AGMC Insured, 5%,
9/01/51 ........................................................ 1,250,000 1,465,850
City of La Verne ,
Brethren Hillcrest Homes Obligated Group, COP, 2014, Pre-Refunded, 5%, 5/15/36 1,430,000 1,558,543
Copacabana Mobilehome Park, Revenue, 2014, Refunding, 5%, 6/15/49 ........ 1,765,000 2,009,823
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,429,493
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,804,360
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,696,700
City of Los Angeles , Department of Airports , Revenue , 2019 F , 5% , 5/15/39 ........
4,330,000 5,317,716
City of Los Angeles Department of Airports , Revenue , 2019 D , 4% , 5/15/44 ........
5,525,000 6,144,021
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. 3,740,000 4,196,317
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,107,510
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 552,735
Community Facilities District No. 31, Special Tax, 2017, 5%, 9/01/47 ........... 1,100,000 1,249,094
Community Facilities District No. 43, Special Tax, 2020, 4%, 9/01/50 ........... 1,000,000 1,096,410
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,000,000 4,329,160
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,500,000 3,747,730
City of Rancho Cordova ,
Grantline 208 Community Facilities District No. 2018-1, Special Tax, 2018 1, 5%,
9/01/44 ........................................................ 415,000 460,911
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,330,404
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,371,913
City of Rocklin , Community Facilities District No. 10 Whitney Ranch , Special Tax , 2019 ,
5% , 9/01/40 ...................................................... 2,000,000 2,211,420
City of Roseville ,
e
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 713,299
e
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/50 .... 1,745,000 1,956,145
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,473,788
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 7,297,745
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 2,300,000 2,596,010
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 7,550,000 8,570,533
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 494,151
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 556,185
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 575,000 637,934
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/36 ........................................................ 685,000 778,345
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 3,230,000 3,608,007

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/45 ........................................................ $ 490,000 $ 517,303
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/50 ........................................................ 650,000 682,805
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 563,145
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,213,311
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 2,059,664
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,792,213
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 4,257,938
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,273,810
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,131,710
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,401,075
City of Sacramento ,
Natomas Central Community Facilities District No. 2006-2, Special Tax, 2016, 5%,
9/01/46 ........................................................ 1,815,000 2,033,090
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 338,712
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 793,276
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 2,098,873
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 500,000 563,005
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 1,000,000 1,119,480
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 3,000,000 3,330,180
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, 8%, 12/01/31 ............ 10,000,000 10,652,900
Community Memorial Health System, Revenue, 2011, 7.5%, 12/01/41 .......... 5,000,000 5,263,950
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,780,000 1,980,481
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,475,000 2,727,401
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018C ,
Refunding , 4% , 6/01/32 ............................................. 830,000 875,791
City of San Mateo ,
Community Facilities District No. 2008-1, Special Tax, 2012, 5.875%, 9/01/32 ..... 1,500,000 1,607,700
Community Facilities District No. 2008-1, Special Tax, 2012, 6%, 9/01/42 ........ 5,000,000 5,319,800
Community Facilities District No. 2008-1, Special Tax, 2014, 5.375%, 9/01/38 ..... 2,500,000 2,638,725
Community Facilities District No. 2008-1, Special Tax, 2014, 5.5%, 9/01/44 ....... 3,300,000 3,479,124
City of Santa Paula ,
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/35 ...... 600,000 692,496
Harvest Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 ...... 1,000,000 1,138,360
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/45 ...... 1,100,000 1,134,815
Harvest Community Facilities District No. 1, Special Tax, 2020, 4%, 9/01/50 ...... 1,375,000 1,412,647
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 1,010,000 1,027,574
City of Tracy ,
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/33 ....... 1,610,000 1,832,244
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/38 ....... 2,385,000 2,671,367
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/43 ....... 5,750,000 6,363,123
Community Facilities District No. 2016-01, Special Tax, 2018, 5%, 9/01/48 ....... 6,240,000 6,877,853
Community Facilities District No. 2016-01, Special Tax, 2019, 5%, 9/01/44 ....... 2,600,000 2,858,102

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Tracy, (continued)
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/44 ....... $ 1,500,000 $ 1,710,990
City of Tustin ,
Community Facilities District No. 06-1, Special Tax, 2015A, Refunding, 5%, 9/01/37 1,000,000 1,169,590
Community Facilities District No. 07-1, Special Tax, 2015A, Refunding, 5%, 9/01/37 2,330,000 2,605,779
Community Facilities District No. 14-1, Special Tax, 2015A, 5%, 9/01/40 ......... 750,000 834,847
Community Facilities District No. 14-1, Special Tax, 2015A, 5%, 9/01/45 ......... 1,000,000 1,105,380
City of Upland , Community Facilities District No. 2015-1 , Special Tax , 2019 A , 4% ,
9/01/49 ......................................................... 550,000 586,344
City of Vernon ,
Electric System, Revenue, 2012A, 5.5%, 8/01/41 .......................... 7,500,000 7,905,750
Electric System, Revenue, 2020 A, Refunding, 5%, 8/01/35 .................. 1,440,000 1,750,781
Electric System, Revenue, 2020 A, Refunding, 5%, 8/01/37 .................. 800,000 965,016
City of Woodland ,
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/44 ........ 1,575,000 1,768,725
Community Facilities District No. 2004-1, Special Tax, 2019, 5%, 9/01/48 ........ 1,750,000 1,957,410
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,040,470
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,875,276
Clovis Unified School District ,
GO, 2004A, Pre-Refunded, NATL Insured, ETM, Zero Cpn., 8/01/27 ............ 1,205,000 1,148,172
GO, 2004A, Refunding, NATL Insured, Zero Cpn., 8/01/27 ................... 6,295,000 5,845,726
GO, 2004A, NATL Insured, Zero Cpn., 8/01/28 ............................ 3,000,000 2,721,210
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/42 .......................... 8,500,000 4,850,440
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/43 .......................... 3,000,000 1,642,020
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010B, 5.7%, 8/01/30 ......................... 2,255,000 2,261,968
Tax Allocation, Second Lien, 2010B, 6%, 8/01/42 .......................... 3,460,000 3,469,757
Corona-Norco Unified School District ,
Special Tax, 2020, 4%, 9/01/50 ....................................... 505,000 550,152
Community Facilities District No. 05-1, Special Tax, 2016, Refunding, 5%, 9/01/36 . 500,000 571,195
Cotati-Rohnert Park Unified School District , GO , A , BAM Insured , 5% , 8/01/45 ......
4,000,000 4,703,040
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 2,850,000 3,150,561
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 5,405,000 5,453,159
County of Orange ,
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%, 8/15/34 ...... 1,495,000 1,685,373
Community Facilities District No. 2015-1, Special Tax, 2015 A, 5.25%, 8/15/45 .... 4,880,000 5,451,058
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/42 ...... 6,230,000 7,250,349
Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%, 8/15/47 ...... 10,000,000 11,551,600
County of Riverside , Community Facilities District No. 03-1 , Special Tax , 2014 ,
Refunding , 5% , 9/01/30 ............................................. 1,500,000 1,677,225
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,106,210
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,093,640
e
County of Stockton ,
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/40 ........ 1,975,000 2,091,012
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/45 ........ 1,115,000 1,166,323
Community Facilities District No. 2018-2, Special Tax, 2020, 4%, 9/01/50 ........ 1,565,000 1,630,276

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Cudahy Community Development Commission Successor Agency , Tax Allocation ,
2011B , Pre-Refunded , 7.75% , 10/01/27 ................................. $ 3,795,000 $ 4,099,321
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue ,
2007B , Refunding , 5.85% , 12/15/47 .................................... 4,595,000 4,603,087
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 1,950,300
Del Mar Union School District , Community Facilities District No. 99-1 , Special Tax ,
2019 , Refunding , BAM Insured , 4% , 9/01/49 ............................. 2,000,000 2,308,160
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
21,990,000 15,210,483
Dublin Community Facilities District No. 2015-1 ,
Special Tax, 2017, 5%, 9/01/37 ....................................... 1,550,000 1,794,326
Special Tax, 2017, 5%, 9/01/47 ....................................... 4,500,000 5,122,170
Special Tax, 2019, 4%, 9/01/23 ....................................... 200,000 215,554
Special Tax, 2019, 4%, 9/01/24 ....................................... 250,000 275,445
Special Tax, 2019, 5%, 9/01/25 ....................................... 305,000 356,804
Special Tax, 2019, 5%, 9/01/26 ....................................... 360,000 428,501
Special Tax, 2019, 5%, 9/01/39 ....................................... 3,665,000 4,192,174
Special Tax, 2019, 5%, 9/01/44 ....................................... 6,625,000 7,470,284
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 2,080,272
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 3,280,000 3,713,452
City of Folsom Community Facilities District No. 19, Special Tax, 2019, 5%, 9/01/49 1,825,000 2,067,524
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/28 600,000 705,762
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 609,945
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 965,753
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,879,367
City of Folsom Community Facilities District No. 21, Special Tax, 2019, 5%, 9/01/49 2,000,000 2,263,400
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 75,000,000 37,038,750
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 27,136,250
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 18,620,000
Revenue, 2015A, Refunding, Zero Cpn., 1/15/33 .......................... 19,000,000 13,277,960
Revenue, Junior Lien, C, Refunding, 6.5%, 1/15/43 ........................ 40,000,000 45,428,400
Fremont Community Facilities District No. 1 ,
Special Tax, 2015, Refunding, 5%, 9/01/40 ............................... 4,655,000 5,137,956
Special Tax, 2015, Refunding, 5%, 9/01/45 ............................... 3,255,000 3,566,113
Golden State Tobacco Securitization Corp. ,
Revenue, 2007A-2, 5.3%, 6/01/37 ..................................... 5,000,000 5,182,850
Revenue, 2007C, Zero Cpn., 6/01/47 ................................... 50,000,000 10,286,000
Revenue, 2015A, Refunding, 5%, 6/01/45 ............................... 37,630,000 43,502,161
Revenue, 2018 A2, Refunding, 5%, 6/01/47 .............................. 12,750,000 13,109,805
Revenue, 2018A-1, Refunding, 5.25%, 6/01/47 ........................... 63,500,000 65,494,535
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn., 8/01/32 ............................... 3,635,000 2,900,548
GO, B, AGMC Insured, Zero Cpn., 8/01/33 ............................... 3,705,000 2,862,965
GO, B, AGMC Insured, Zero Cpn., 8/01/35 ............................... 4,120,000 2,985,146
Hartnell Community College District , GO , 2009D , Zero Cpn., 8/01/49 .............
10,000,000 4,685,700
Imperial Community College District , GO , 2011A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 4,572,400
Independent Cities Finance Authority ,
COACH of San Diego LLC, Revenue, 2014A, Refunding, 5.25%, 5/15/44 ........ 2,015,000 2,190,365
COACH of San Diego LLC, Revenue, 2014A, Refunding, 5.25%, 5/15/49 ........ 4,800,000 5,207,184
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,558,210
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,515,350
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 5,392,891

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Indio Community Facilities District , Special Tax , 2015 , Refunding , 5% , 9/01/35 ......
$ 1,210,000 $ 1,359,326
Inland Valley Development Agency ,
Tax Allocation, 2014A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 8,379,150
Tax Allocation, 2014A, Refunding, 5%, 9/01/44 ............................ 9,000,000 9,897,930
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 700,000 814,674
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 1,000,000 1,163,820
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,500,000 2,871,200
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 1,000,000 1,154,050
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 1,000,000 1,150,520
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/45 2,000,000 2,313,600
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 2,000,000 2,301,040
e
Jurupa Community Services District ,
Community Facilities District No. 53, Special Tax, 2020 A, 4%, 9/01/43 .......... 300,000 329,670
Community Facilities District No. 53, Special Tax, 2020 A, 4%, 9/01/50 .......... 525,000 573,053
Jurupa Public Financing Authority ,
Special Tax, 2014A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,481,050
Special Tax, 2015A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,586,400
Special Tax, Sub. Lien, 2015B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,448,560
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,665,155
Lake Elsinore Public Financing Authority ,
City of Lake Elsinore Assessment District No. 93-1, Special Tax, 2012B, Refunding,
5.125%, 9/02/30 ................................................. 4,980,000 5,321,529
City of Lake Elsinore Community Facilities District No. 2003-2, Special Tax, 2014A,
5.75%, 9/01/44 .................................................. 3,240,000 3,516,793
City of Lake Elsinore Community Facilities District No. 98-1, Special Tax, 2013 C,
5.25%, 9/01/33 .................................................. 8,000,000 8,688,880
Lake Tahoe Unified School District , GO , 2012 , 0% , 8/01/40 ....................
1,140,000 1,193,124
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ 4,000,000 4,488,240
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/43 ........ 775,000 863,381
Community Facilities District No. 2014-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,500,000 2,773,975
Las Virgenes Unified School District , GO , 2011C , 0% , 8/01/33 ..................
8,050,000 9,544,563
Lathrop Financing Authority ,
Special Tax, 2013A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,105,879
Special Tax, 2013A, Refunding, 6%, 9/02/29 ............................. 1,070,000 1,168,269
Special Tax, 2013A, Refunding, 6%, 9/02/30 ............................. 1,075,000 1,169,901
Special Tax, 2013A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,882,970
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013B, 5.25%, 9/01/32 ........................... 1,155,000 1,251,339
Special Tax, Junior Lien, 2013B, 5.375%, 9/01/35 .......................... 805,000 871,018
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,197,210
Lemon Grove School District , GO , 2010B , AGMC Insured , 0% , 8/01/45 ...........
6,500,000 7,257,835
Long Beach Bond Finance Authority , Revenue , 2007A , 5% , 11/15/29 .............
4,630,000 5,928,391
Los Alamitos Unified School District ,
COP, 2012, 0%, 8/01/34 ............................................. 1,500,000 1,709,070
COP, 2012, 0%, 8/01/42 ............................................. 4,500,000 4,979,115
e
Marina Redevelopment Agency Successor Agency ,
Tax Allocation, 2020 A, 4%, 9/01/40 .................................... 1,000,000 1,073,360
Tax Allocation, 2020 B, 4%, 9/01/40 .................................... 1,000,000 1,066,020
Mendocino-Lake Community College District ,
GO, 2011B, AGMC Insured, 0%, 8/01/36 ................................ 5,150,000 7,184,147
GO, 2011B, AGMC Insured, 0%, 8/01/40 ................................ 7,500,000 9,429,150
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,000,000 1,123,010

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Menifee Union School District, (continued)
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ $ 1,500,000 $ 1,677,780
Community Facilities District No. 2011-1, Special Tax, 2019, 5%, 9/01/48 ........ 2,900,000 3,247,913
Merced Union High School District , GO , 2011C , Pre-Refunded , Zero Cpn., 8/01/41 ..
10,000,000 2,485,200
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,310,925
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,362,060
Moreland School District , GO , B , Refunding , 5% , 8/01/41 .....................
4,045,000 4,789,846
Moreno Valley Unified School District , Community Facilities District No. 2015-2 , Special
Tax , 2019 , 5% , 9/01/44 ............................................. 870,000 965,335
Moreno Valley Unified School District Community Facilities District , Special Tax , 2019 ,
4.125% , 9/01/48 ................................................... 1,160,000 1,230,134
M-S-R Energy Authority , Revenue , 2009B , 6.5% , 11/01/39 .....................
32,300,000 51,458,099
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,664,562
Revenue, 2017A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,952,175
Revenue, 2017A, Refunding, BAM Insured, 4%, 3/01/42 ..................... 5,000,000 5,487,150
Revenue, 2017B, Refunding, 5%, 3/01/42 ............................... 2,550,000 3,044,267
Oak Park Unified School District , GO , 2011A , 0% , 8/01/38 .....................
6,600,000 9,426,120
Oakdale Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/35 .....
1,270,000 1,420,368
Oakland Unified School District , GO , 2013 , Pre-Refunded , 6.625% , 8/01/38 .......
5,000,000 5,291,750
Oakley Public Finance Authority ,
Special Assessment, 2012, Refunding, 5.3%, 9/02/34 ....................... 995,000 1,060,899
Special Assessment, 2014, Refunding, BAM Insured, 5%, 9/02/36 ............. 1,500,000 1,740,780
Orange County Community Facilities District ,
Special Tax, 2020 A, 4%, 8/15/45 ...................................... 1,200,000 1,298,388
Special Tax, 2020 A, 4%, 8/15/50 ...................................... 1,225,000 1,319,888
Oro Grande Elementary School District ,
COP, 2010, 5.875%, 9/15/37 ......................................... 14,000,000 14,027,720
COP, 2010, 6.125%, 9/15/40 ......................................... 1,500,000 1,503,090
Palomar Health ,
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 5,158,500
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 6,092,700
Palomar Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/36 ...... 6,250,000 7,152,125
Palomar Health Obligated Group, Revenue, 2017, Refunding, 5%, 11/01/42 ...... 5,000,000 5,676,600
Paramount Unified School District , GO , 2013 , BAM Insured , Zero Cpn., 8/01/51 ....
25,000,000 3,303,000
Paso Robles Joint Unified School District , GO , 2010A , Zero Cpn., 9/01/45 .........
15,000,000 7,036,950
Perris Community Facilities District , Special Tax , 2014A , Refunding , 5.25% , 9/01/32 .
4,500,000 4,890,330
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,170,000 4,390,885
Community Facilities District No. 2001-1, Special Tax, 2014A, Refunding, 5.375%,
9/01/33 ........................................................ 1,965,000 2,138,313
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,780,000 4,098,616
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 2,530,000 2,616,020
Pico Rivera Water Authority , Revenue , 2001 A , 6.25% , 12/01/32 ................
4,895,000 4,948,796
Pittsburg Unified School District ,
GO, 2012C, Pre-Refunded, Zero Cpn., 8/01/47 ........................... 9,000,000 2,095,650
GO, 2012C, Pre-Refunded, Zero Cpn., 8/01/52 ........................... 15,000,000 2,515,800

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Porterville Public Financing Authority , Revenue , 2011A , Pre-Refunded , 5.625% ,
10/01/36 ........................................................ $ 5,000,000 $ 5,296,550
Poway Redevelopment Agency Successor Agency , Tax Allocation , A , Refunding ,
5% , 12/15/30 ..................................................... 3,500,000 4,653,600
Poway Unified School District , Community Facilities District No. 15 , Special Tax , 2016 ,
5% , 9/01/46 ...................................................... 2,000,000 2,245,020
Redondo Beach Unified School District , GO , 2011E , 0% , 8/01/31 ................
2,750,000 3,625,765
Richland School District , GO , 2009C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 8,748,300
Rio Elementary School District Community Facilities District , Special Tax , 2013 , Pre-
Refunded , 5.5% , 9/01/39 ............................................ 6,915,000 7,991,596
Rio Hondo Community College District , GO , 2010C , 0% , 8/01/42 ................
13,000,000 17,275,440
Rio Vista Community Facilities District ,
Special Tax, 2018, Refunding, 5%, 9/01/33 ............................... 1,625,000 1,870,115
Special Tax, 2018, Refunding, 5%, 9/01/38 ............................... 1,000,000 1,137,190
Special Tax, 2018, Refunding, 5%, 9/01/48 ............................... 1,190,000 1,336,382
Riverbank Unified School District ,
GO, 2008B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 6,690,000 4,250,625
GO, 2008B, AGMC Insured, Zero Cpn., 8/01/43 ........................... 8,750,000 4,660,338
Riverside County Redevelopment Successor Agency ,
Tax Allocation, 2011A, Pre-Refunded, 7.125%, 10/01/42 ..................... 1,750,000 1,877,557
Tax Allocation, 2011B, 6.75%, 10/01/30 ................................. 1,200,000 1,284,384
Tax Allocation, Second Lien, 2011D, Pre-Refunded, 7%, 12/01/31 ............. 1,425,000 1,542,449
Tax Allocation, Second Lien, 2011D, Pre-Refunded, 7.25%, 12/01/37 ........... 2,505,000 2,719,228
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013A, 5.75%, 6/01/44 ............................ 5,000,000 5,456,100
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/43 ......................... 7,500,000 3,657,150
Riverside Public Financing Authority , COP , 2013 , AGMC Insured , 5% , 6/01/33 ......
4,280,000 4,772,885
Riverside Unified School District ,
Special Tax, 2020, 4%, 9/01/45 ....................................... 415,000 448,387
Special Tax, 2020, 4%, 9/01/50 ....................................... 875,000 941,456
RNR School Financing Authority , Special Tax , 2017 A , BAM Insured , 5% , 9/01/41 ...
3,000,000 3,544,020
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2013, 5%, 9/01/36 ........ 1,500,000 1,611,960
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 5,261,711
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,345,960
Community Facilities District No. 2006-1, Special Tax, 2017, Refunding, 5%, 9/01/44 1,120,000 1,277,091
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/41 . 1,265,000 1,450,525
Rowland Unified School District ,
GO, 2009B, Zero Cpn., 8/01/34 ....................................... 5,000,000 3,569,200
GO, 2009B, Zero Cpn., 8/01/39 ....................................... 15,000,000 9,112,500
GO, 2009B, Zero Cpn., 8/01/42 ....................................... 10,750,000 6,350,562
Sacramento Area Flood Control Agency , Natomas Basin Local Assessment District ,
Special Assessment , 2014 , BAM Insured , 5% , 10/01/44 ..................... 2,000,000 2,316,380
San Bernardino Community College District ,
GO, 2008D, Pre-Refunded, 5%, 8/01/45 ................................. 2,755,000 3,378,567
GO, 2008D, Pre-Refunded, 5%, 8/01/48 ................................. 3,760,000 4,611,038
GO, 2009B, Zero Cpn., 8/01/44 ....................................... 12,495,000 6,331,466
San Diego Unified School District ,
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 10,000,000 12,190,700
GO, 2010C, 0%, 7/01/47 ............................................ 26,025,000 28,836,741
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 6,940,000 6,495,979
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 13,500,000 12,889,530
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 6,853,105
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 35,000,000 42,505,400
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 12,071,400

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport,
(continued)
Revenue, Second Series, 2018 D, Refunding, 5%, 5/01/48 ................... $ 10,000,000 $ 11,881,800
San Francisco City & County Redevelopment Agency Successor Agency ,
c
Tax Allocation, 144A, 2016D, Zero Cpn., 8/01/23 .......................... 2,000,000 1,791,820
c
Tax Allocation, 144A, 2016D, Zero Cpn., 8/01/26 .......................... 3,000,000 2,316,330
c
Tax Allocation, 144A, 2016D, Zero Cpn., 8/01/31 .......................... 6,000,000 3,597,420
c
Tax Allocation, 144A, 2016D, Zero Cpn., 8/01/43 .......................... 16,500,000 5,379,000
Community Facilities District No. 6, Special Tax, 2013C, Zero Cpn., 8/01/43 ...... 10,000,000 2,794,600
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014A, 5%, 8/01/43 ...................................... 2,500,000 2,801,225
San Francisco City & County Redevelopment Financing Authority ,
Tax Allocation, 2011B, Pre-Refunded, 6.625%, 8/01/41 ...................... 2,500,000 2,566,625
Tax Allocation, 2011C, Pre-Refunded, 6.75%, 8/01/41 ....................... 1,000,000 1,027,170
Tax Allocation, 2011D, Pre-Refunded, 7%, 8/01/33 ......................... 1,000,000 1,027,560
Tax Allocation, 2011D, Pre-Refunded, 7%, 8/01/41 ......................... 1,500,000 1,541,340
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,475,000 17,480,760
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/32 ............... 50,225,000 37,522,595
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 18,220,268
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/44 .................... 35,000,000 38,773,700
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/49 .................... 75,000,000 82,804,500
San Rafael City Elementary School District , GO , 2015 C , 5% , 8/01/43 ............
1,565,000 1,912,211
Santa Barbara Unified School District , GO , 2011A , 0% , 8/01/36 .................
8,000,000 11,240,720
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/36 ..... 2,875,000 3,141,254
Community Facilities District No. 2013-1, Special Tax, 2013, 5.625%, 9/01/43 ..... 9,600,000 10,411,872
Santa Paula Utility Authority , Revenue , 2015A , 5% , 2/01/40 ....................
5,105,000 5,830,727
Santee CDC Successor Agency ,
Tax Allocation, 2011A, Pre-Refunded, 7%, 8/01/31 ......................... 1,800,000 1,850,382
Tax Allocation, 2011A, Pre-Refunded, 7%, 8/01/41 ......................... 2,820,000 2,898,932
Saugus Union School District , Community Facilities District No. 2006-1 , Special Tax,
Senior Lien , 2014 , 4.25% , 9/01/44 ..................................... 2,500,000 2,630,350
Saugus/Hart School Facilities Financing Authority ,
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/41 1,250,000 1,399,562
Community Facilities District No. 2006-1, Special Tax, 2016, Refunding, 5%, 9/01/46 1,250,000 1,389,963
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, 5.875%, 9/01/33 ... 1,370,000 1,513,494
Community Facilities District No. 2006-1C, Special Tax, 2013, 6%, 9/01/43 ....... 3,395,000 3,711,380
Siskiyou Union High School District , GO , 2009B , AGMC Insured , Zero Cpn., 8/01/49 .
15,015,000 5,598,493
Sonoma Community Development Agency Successor Agency , Tax Allocation , 2011 ,
7% , 12/01/30 ..................................................... 2,115,000 2,270,326
St. Helena Unified School District , GO , 2011B , 0% , 6/01/36 ....................
10,000,000 12,983,200
State of California ,
GO, 5.25%, 3/01/30 ................................................ 5,000,000 5,019,800
GO, 5%, 3/01/45 .................................................. 3,900,000 4,571,190
Sulphur Springs Union School District ,
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/43 ........ 1,410,000 1,564,381
Community Facilities District No. 2006-1, Special Tax, 2018, 5%, 9/01/47 ........ 1,820,000 2,011,227
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 6,846,556
Temecula Redevelopment Agency Successor Agency , Tax Allocation , 2011A , Pre-
Refunded , 7% , 8/01/39 ............................................. 2,100,000 2,228,100
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, 2005 A-1, 5.375%,
6/01/38 ........................................................ 5,000,000 5,020,600
Sacramento County Tobacco Securitization Corp., Revenue, 2005 A-1, 5.5%, 6/01/45 800,000 804,672

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Northern California, (continued)
Sacramento County Tobacco Securitization Corp., Revenue, 2005 A-2, 5.4%, 6/01/27 $ 1,250,000 $ 1,255,837
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006B, Zero Cpn.,
6/01/46 ........................................................ 10,000,000 2,050,500
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006C, Zero Cpn.,
6/01/46 ........................................................ 25,000,000 4,751,250
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1,
Refunding, 5%, 6/01/48 ............................................ 11,750,000 13,874,165
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,640,000 3,546,658
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 656,552
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,609,682
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 3,694,560
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 2,975,000 2,720,162
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,210,911
Turlock Public Financing Authority , Tax Allocation , 2011 , Pre-Refunded , 7.5% , 9/01/39
3,750,000 3,885,412
University of California , Revenue , 2015 AO , Refunding , 5% , 5/15/40 .............
5,000,000 5,893,800
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,655,744
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,212,520
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
2,850,000 2,861,144
Victor Elementary School District ,
GO, 2015B, 5%, 8/01/42 ............................................ 5,455,000 6,359,548
Community Facility District, Special Tax, 2018, Refunding, BAM Insured, 5%, 9/01/46 1,385,000 1,624,453
Victor Valley Community College District , GO , 2008C , Zero Cpn., 6/01/49 .........
11,940,000 5,199,870
Washington Township Health Care District ,
Revenue, 2010-A, 5.5%, 7/01/38 ...................................... 2,890,000 2,900,577
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 2,156,300
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 2,041,493
West Hollywood Community Development Department ,
Tax Allocation, 2011A, 7.25%, 9/01/31 .................................. 1,000,000 1,069,520
Tax Allocation, 2011A, 7.5%, 9/01/42 ................................... 5,000,000 5,341,500
Woodland Finance Authority ,
Revenue, 2011, 6%, 3/01/36 ......................................... 1,000,000 1,027,480
Revenue, 2011, 6%, 3/01/41 ......................................... 1,500,000 1,539,780
Yorba Linda Redevelopment Agency Successor Agency , Tax Allocation, Sub. Lien ,
2011A , Pre-Refunded , 6.5% , 9/01/32 ................................... 2,750,000 2,920,225
2,729,102,680
U.S. Territories 5.6%
Guam 0.8%
Guam Government Waterworks Authority ,
Revenue, 2014A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,107,840
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 4,088,003
Revenue, 2016, 5%, 1/01/46 ......................................... 5,250,000 5,937,645
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 3,455,000 4,049,916
Revenue, 2017, Refunding, 5%, 7/01/37 ................................. 3,000,000 3,507,030
Guam Power Authority , Revenue , 2017A , Refunding , 5% , 10/01/40 ..............
4,750,000 5,467,345
24,157,779
Pacific Islands 0.2%
Northern Mariana Island Ports Authority , Revenue , 1998A , 6.6% , 3/15/28 .........
4,890,000 4,731,759

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 4.6%
d
Commonwealth of Puerto Rico , GO , 2014A , 8% , 7/01/35 ......................
$ 12,280,000 $ 7,506,150
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
10,737,546 7,368,641
d
Puerto Rico Electric Power Authority ,
Revenue, 2012A-RSA-1 2012A, 5%, 7/01/29 ............................. 10,000,000 6,900,000
Revenue, 2012A-RSA-1 2012A, 5%, 7/01/42 ............................. 6,000,000 4,140,000
Revenue, 2012A-RSA-1 2013A, 7%, 7/01/33 ............................. 25,000,000 17,656,250
Revenue, 2013A-RSA-1, 6.75%, 7/01/36 ................................ 11,735,000 8,273,175
Revenue, 2013A-RSA-1, 7%, 7/01/43 ................................... 5,000,000 3,531,250
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 1,601,766 1,219,344
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 1,601,765 1,219,344
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 1,768,493 1,350,686
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 1,768,493 1,350,687
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 600,000 458,250
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 600,000 458,250
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , AGMC
Insured , 5.25% , 7/01/41 ............................................. 775,000 835,636
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000A , 6.625% , 6/01/26 ..... 4,500,000 4,657,500
Puerto Rico Infrastructure Financing Authority , Special Tax , 2005C , Refunding , AMBAC
Insured , 5.5% , 7/01/27 .............................................. 12,750,000 13,885,133
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 106,498
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 8,695,000 9,138,793
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 11,850,000 12,652,245
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 35,520,000 10,189,622
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 20,445,000 4,226,390
Sales Tax, Revenue, 4.329%, 7/01/40 .................................. 11,313,000 11,878,763
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 7,495,000 7,894,559
136,897,166
Total U.S. Territories .................................................................... 165,786,704
Total Municipal Bonds (Cost $2,584,856,013) ...................................
2,894,889,384
Total Long Term Investments (Cost $2,599,397,868) .............................
2,908,466,295
a
a a a a
Short Term Investments 1.5%
Municipal Bonds 1.5%
California 1.5%
f
Irvine Ranch Water District , Special Assessment , 2009B , LOC Bank of America NA ,
Daily VRDN and Put , 0.01% , 10/01/41 .................................. 600,000 600,000
f
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 0.01% , 5/15/32 ................................... 2,300,000 2,300,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.02% , 7/01/36 ........................... 3,600,000 3,600,000
f
State of California ,
GO, 2003A-2, LOC Bank of Montreal, Daily VRDN and Put, 0.01%, 5/01/33 ...... 12,800,000 12,800,000
GO, 2003A-3, LOC Bank of Montreal, Daily VRDN and Put, 0.01%, 5/01/33 ...... 9,000,000 9,000,000
GO, 2003C-4, LOC US Bank NA, Daily VRDN and Put, 0.03%, 5/01/33 ......... 3,000,000 3,000,000
GO, 2004 A3, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.01%,
5/01/34 ........................................................ 10,000,000 10,000,000

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 22 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
State of California, (continued)
GO, 2004B3, LOC Citibank NA, Daily VRDN and Put, 0.01%, 5/01/34 ........... $ 2,700,000 $ 2,700,000
44,000,000
Total Municipal Bonds (Cost $44,000,000) ......................................
44,000,000
Total Short Term Investments (Cost $44,000,000 ) ................................
44,000,000
a
Total Investments (Cost $2,643,397,868) 99.4% ..................................
$2,952,466,295
Other Assets, less Liabilities 0.6% .............................................
16,909,345
Net Assets 100.0% ...........................................................
$2,969,375,640
a
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
b
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
c
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $406,542,942, representing 13.7% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Security purchased on a when-issued basis.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Tennessee Municipal Bond Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.3%
Tennessee 94.2%
Chattanooga Health Educational & Housing Facility Board ,
CDFI Phase I LLC, Revenue, 2015, Refunding, 5%, 10/01/35 ................. $ 1,000,000 $ 1,019,720
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 4%, 8/01/44 3,000,000 3,327,690
City of Chattanooga , Electric , Revenue , 2015C , Refunding , 5% , 9/01/40 ..........
2,750,000 3,262,298
City of Clarksville , Water Sewer & Gas , Revenue , 2013 , Pre-Refunded , 5% , 2/01/38 .
3,000,000 3,342,720
City of Columbia , Waterworks System , Revenue , 2012 , 5% , 12/01/32 ............
3,000,000 3,155,130
City of Gallatin , Water & Sewer , Revenue , 2015 , Refunding , 5% , 1/01/32 ..........
1,500,000 1,746,915
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,681,830
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,895,493
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, Refunding, 5%,
4/01/36 ........................................................ 4,000,000 4,530,160
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Refunding, 5%,
4/01/41 ........................................................ 2,370,000 2,864,903
City of Knoxville , Wastewater System , Revenue , 2015A , Refunding , 4% , 4/01/42 ....
5,000,000 5,268,900
City of Loudon ,
Water & Sewer, Revenue, 2012A, 4%, 3/01/28 ............................ 1,000,000 1,042,440
Water & Sewer, Revenue, 2012A, 5%, 3/01/32 ............................ 1,300,000 1,384,201
City of Memphis ,
GO, 2011, Refunding, 5%, 5/01/36 ..................................... 4,135,000 4,250,284
Electric System, Revenue, 2014, 5%, 12/01/34 ............................ 1,000,000 1,169,360
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 1,175,950
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 3,147,890
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,990,503
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 5,605,300
Hallsdale -Powell Utility District , Revenue , 2019 , Refunding , 4% , 4/01/39 ..........
1,380,000 1,631,050
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 5,047,944
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 579,725
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,998,115
Johnson City Health & Educational Facilities Board , Mountain States Health Alliance
Obligated Group , Revenue , 1998 , Pre-Refunded , NATL Insured , 5.125% , 7/01/25 . 40,000 40,701
Knox Chapman Utility District of Knox County ,
Revenue, 2011, Pre-Refunded, 5.25%, 1/01/36 ........................... 1,500,000 1,525,320
Revenue, 2012, Refunding, 4%, 1/01/40 ................................. 4,000,000 4,202,800
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 5,000,000 5,823,750
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 3,348,060
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,610,023
Lawrenceburg Public Building Authority , GO , 2002 , Refunding , AMBAC Insured , 5% ,
7/01/22 ......................................................... 1,255,000 1,326,723
Memphis-Shelby County Airport Authority ,
Revenue, 2010A, AGMC Insured, 5%, 7/01/35 ............................ 5,000,000 5,018,350
Revenue, 2010A, AGMC Insured, 5%, 7/01/39 ............................ 2,565,000 2,574,414
Revenue, 2010B, Refunding, 5.75%, 7/01/25 ............................. 2,500,000 2,533,725
Revenue, 2011D, Refunding, 5%, 7/01/25 ............................... 3,000,000 3,102,780
Metropolitan Government of Nashville & Davidson County ,
Electric, Revenue, 2011A, 5%, 5/15/36 .................................. 3,500,000 3,603,285
Electric, Revenue, 2014A, 5%, 5/15/39 .................................. 4,000,000 4,555,680
Sports Authority, Revenue, 2013A, 5%, 8/01/38 ........................... 3,000,000 3,309,870
Sports Authority, Revenue, 2013A, 5%, 8/01/43 ........................... 2,075,000 2,289,327
Water & Sewer, Revenue, 2017 A, 5%, 7/01/46 ........................... 6,855,000 8,324,712

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin Tennessee Municipal Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County Health & Educational
Facilities Board , Vanderbilt University Medical Center Obligated Group , Revenue ,
2016 A , 5% , 7/01/40 ................................................ $ 5,000,000 $ 5,780,700
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2015 A, 5%, 7/01/45 ........................................ 4,000,000 4,569,680
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 3,321,720
Pigeon Forge Industrial Development Board , City of Pigeon Forge , Revenue , 2011 , 5% ,
6/01/34 ......................................................... 1,250,000 1,285,500
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017A, 5%, 5/01/36 . 4,000,000 4,782,320
Rhodes College, Revenue, 2011, Pre-Refunded, 5.5%, 8/01/40 ............... 5,000,000 5,236,150
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,913,911
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 3,396,000
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 2,190,325
Tennessee Housing Development Agency ,
Revenue, 2012-2C, 3.8%, 7/01/43 ..................................... 1,105,000 1,129,674
Revenue, 2013-1C, 4%, 7/01/43 ....................................... 1,245,000 1,311,159
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 990,000 1,052,202
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,980,000 2,164,556
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 3,500,000 3,838,485
Tennessee State School Bond Authority ,
Revenue, 2015B, 5%, 11/01/40 ....................................... 10,000,000 11,922,000
Revenue, 2015B, 5%, 11/01/45 ....................................... 5,000,000 5,919,650
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,137,400
West Wilson Utility District of Wilson County Tennessee ,
Revenue, 2010, Pre-Refunded, 5%, 6/01/33 .............................. 3,000,000 3,105,150
Revenue, 2015, Refunding, 5%, 6/01/40 ................................. 1,545,000 1,825,031
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 1,283,004
Wilson County Tenth Special School District , GO , 2019 , 5% , 4/01/44 .............
2,500,000 3,140,675
188,613,333
U.S. Territories 1.1%
Puerto Rico 1.1%
a
Puerto Rico Electric Power Authority , Revenue , XX-RSA-1 , 5.25% , 7/01/40 ........
3,010,000 2,080,662
Total Municipal Bonds (Cost $179,984,326) .....................................
190,693,995
a a a a

Franklin Municipal Securities Trust
Statement of Investments (unaudited)
Franklin Tennessee Municipal Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 22 .
Short Term Investments 0.7%
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 0.7%
Tennessee 0.7%
b
Public Building Authority of Sevier County (The) , County of Knox , Revenue , V1-K-1 ,
SPA US Bank NA , Daily VRDN and Put , 0.03% , 6/01/34 ..................... $ 700,000 $ 700,000
b
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.03% , 6/01/42 ................................... 800,000 800,000
1,500,000
Total Municipal Bonds (Cost $1,500,000) .......................................
1,500,000
Total Short Term Investments (Cost $1,500,000 ) .................................
1,500,000
a
Total Investments (Cost $181,484,326) 96.0% ...................................
$192,193,995
Other Assets, less Liabilities 4.0% .............................................
7,957,028
Net Assets 100.0% ...........................................................
$200,151,023
a
Defaulted security or security for which income has been deemed uncollectible.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust

Notes to Statements of Investments (unaudited)
1. Organization
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)

5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2020, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.
For detailed categories, see the accompanying Statements of Investments.
6. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act Improvement Bond Act of 1915
ABAG Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificate of Participation
ETM Escrowed to Maturity
FHLMC Federal Home Loan Mortgage Corp.
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.